CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Deposits held at call	$ 100,706	$ 111,495
Short-term financial investments	32,820	30,267
Total	$ 133,526	$ 141,762	$ 194,035	$ 184,020